Investments: Investments in Debt Securities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of debt securities available for sale	$ 6,341	$ 7,903	$ 47,170
US Government Agencies Debt Securities
Amortized cost of debt securities available for sale	2,415	2,697	7,492
Available-for-sale Debt Securities Gross Unrealized Gain	183	267	563
Available-for-sale Securities, Debt Securities	2,598	2,964	8,055
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	3,926	5,206	10,847
Available-for-sale Debt Securities Gross Unrealized Gain	269	404	751
Available-for-sale Securities, Debt Securities	4,195	5,610	11,598
Debt Securities
Amortized cost of debt securities available for sale	6,341	7,903	47,170
Available-for-sale Debt Securities Gross Unrealized Gain	452	671	4,154
Available-for-sale Securities, Debt Securities	6,793	8,574	51,324
Domestic Corporate Debt Securities
Amortized cost of debt securities available for sale			19,848
Available-for-sale Debt Securities Gross Unrealized Gain			2,255
Available-for-sale Securities, Debt Securities			22,103
Commercial Mortgage Backed Securities
Amortized cost of debt securities available for sale			6,452
Available-for-sale Debt Securities Gross Unrealized Gain			338
Available-for-sale Securities, Debt Securities			6,790
Foreign Corporate Debt Securities
Amortized cost of debt securities available for sale			2,531
Available-for-sale Debt Securities Gross Unrealized Gain			247
Available-for-sale Securities, Debt Securities			$ 2,778